Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli International Growth Fund, Inc
Entity Central Index Key	0000925463
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000002883
Shareholder Report [Line Items]
Fund Name	The Gabelli International Growth Fund, Inc.
Class Name	Class AAA
Trading Symbol	GIGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli International Growth Fund, Inc. (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Growth Fund, Inc. - Class AAA	$63	1.26%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli International Growth Fund underperformed its broad-based benchmark, MSCI AC World Index and its comparatives, the MSCI EAFE Index and the Lipper International Multi-Cap Growth Fund Classification. During the period, the Fund saw mixed gains in international markets. An overhanging headwind is the high level of public debt held by most central banks, as well as current geopolitical risks. On the positive side, disinflation continues across markets, with rate cuts occurring in some countries and interest rate volatility beginning to normalize.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli International Growth Fund, Inc. - Class AAA	MSCI ACWI Index	MSCI EAFE Index	Lipper International Multi-Cap Growth Fund Classification
6/14	10,000	10,000	10,000	10,000
6/15	9,735	10,071	9,618	9,685
6/16	8,991	9,695	8,683	8,894
6/17	10,093	11,516	10,492	10,535
6/18	11,032	12,752	11,265	11,437
6/19	11,660	13,484	11,445	11,515
6/20	12,258	13,768	10,904	11,505
6/21	15,592	19,175	14,494	15,466
6/22	11,722	16,155	11,982	11,575
6/23	14,356	18,825	14,307	13,412
6/24	14,479	22,474	16,037	14,604

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli International Growth Fund, Inc. - Class AAA	1.77%	0.85%	4.42%	3.77%
MSCI ACWI Index	11.30%	19.38%	10.76%	8.43%
MSCI EAFE Index	5.75%	12.09%	6.98%	4.84%
Lipper International Multi-Cap Growth Fund Classification	4.98%	8.89%	4.87%	3.86%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 19,019,385
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ (41,121)
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$19,019,385 Number of Portfolio Holdings48 Portfolio Turnover Rate2% Management Fees$(41,121)
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Consumer Discretionary	22.2%
Health Care	20.2%
Consumer Staples	14.0%
Materials	11.6%
Industrials	11.0%
Information Technology	10.2%
Financials	7.3%
Communication Services	1.2%
Other Industry sectors	1.8%
Other Assets and Liabilities (Net)	0.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Novo Nordisk A/S	7.2%
Hermes International SCA	5.9%
Cie Financiere Richemont SA	5.2%
Christian Dior SE	5.0%
Keyence Corp.	4.8%
Investor AB	3.7%
AstraZeneca plc	3.7%
L'Oreal SA	3.5%
SMC Corp.	2.8%
Nestlé SA	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
C000002885
Shareholder Report [Line Items]
Fund Name	The Gabelli International Growth Fund, Inc.
Class Name	Class C
Trading Symbol	GCIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli International Growth Fund, Inc. (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Growth Fund, Inc. - Class C	$173	3.47%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	3.47%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli International Growth Fund underperformed its broad-based benchmark, MSCI AC World Index and its comparatives, the MSCI EAFE Index and the Lipper International Multi-Cap Growth Fund Classification. During the period, the Fund saw mixed gains in international markets. An overhanging headwind is the high level of public debt held by most central banks, as well as current geopolitical risks. On the positive side, disinflation continues across markets, with rate cuts occurring in some countries and interest rate volatility beginning to normalize.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli International Growth Fund, Inc. - Class C	MSCI ACWI Index	MSCI EAFE Index	Lipper International Multi-Cap Growth Fund Classification
6/14	10,000	10,000	10,000	10,000
6/15	9,563	10,071	9,618	9,685
6/16	8,680	9,695	8,683	8,894
6/17	9,580	11,516	10,492	10,535
6/18	10,294	12,752	11,265	11,437
6/19	10,562	13,484	11,445	11,515
6/20	10,786	13,768	10,904	11,505
6/21	13,367	19,175	14,494	15,466
6/22	9,777	16,155	11,982	11,575
6/23	11,598	18,825	14,307	13,412
6/24	11,335	22,474	16,037	14,604

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli International Growth Fund, Inc. - Class C	(0.35)%	(2.27)%	2.37%	2.22%
MSCI ACWI Index	11.30%	19.38%	10.76%	8.43%
MSCI EAFE Index	5.75%	12.09%	6.98%	4.84%
Lipper International Multi-Cap Growth Fund Classification	4.98%	8.89%	4.87%	3.86%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 19,019,385
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ (41,121)
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$19,019,385 Number of Portfolio Holdings48 Portfolio Turnover Rate2% Management Fees$(41,121)
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Consumer Discretionary	22.2%
Health Care	20.2%
Consumer Staples	14.0%
Materials	11.6%
Industrials	11.0%
Information Technology	10.2%
Financials	7.3%
Communication Services	1.2%
Other Industry sectors	1.8%
Other Assets and Liabilities (Net)	0.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Novo Nordisk A/S	7.2%
Hermes International SCA	5.9%
Cie Financiere Richemont SA	5.2%
Christian Dior SE	5.0%
Keyence Corp.	4.8%
Investor AB	3.7%
AstraZeneca plc	3.7%
L'Oreal SA	3.5%
SMC Corp.	2.8%
Nestlé SA	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
C000034314
Shareholder Report [Line Items]
Fund Name	The Gabelli International Growth Fund, Inc.
Class Name	Class I
Trading Symbol	GIIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli International Growth Fund, Inc. (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Growth Fund, Inc. - Class I	$51	1.01%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli International Growth Fund underperformed its broad-based benchmark, MSCI AC World Index and its comparatives, the MSCI EAFE Index and the Lipper International Multi-Cap Growth Fund Classification. During the period, the Fund saw mixed gains in international markets. An overhanging headwind is the high level of public debt held by most central banks, as well as current geopolitical risks. On the positive side, disinflation continues across markets, with rate cuts occurring in some countries and interest rate volatility beginning to normalize.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli International Growth Fund, Inc. - Class I	MSCI ACWI Index	MSCI EAFE Index	Lipper International Multi-Cap Growth Fund Classification
6/14	10,000	10,000	10,000	10,000
6/15	9,829	10,071	9,618	9,685
6/16	9,184	9,695	8,683	8,894
6/17	10,420	11,516	10,492	10,535
6/18	11,511	12,752	11,265	11,437
6/19	12,196	13,484	11,445	11,515
6/20	12,855	13,768	10,904	11,505
6/21	16,389	19,175	14,494	15,466
6/22	12,352	16,155	11,982	11,575
6/23	15,160	18,825	14,307	13,412
6/24	15,334	22,474	16,037	14,604

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli International Growth Fund, Inc. - Class I	1.91%	1.15%	4.68%	4.37%
MSCI ACWI Index	11.30%	19.38%	10.76%	8.43%
MSCI EAFE Index	5.75%	12.09%	6.98%	4.84%
Lipper International Multi-Cap Growth Fund Classification	4.98%	8.89%	4.87%	3.86%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 19,019,385
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ (41,121)
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$19,019,385 Number of Portfolio Holdings48 Portfolio Turnover Rate2% Management Fees$(41,121)
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Consumer Discretionary	22.2%
Health Care	20.2%
Consumer Staples	14.0%
Materials	11.6%
Industrials	11.0%
Information Technology	10.2%
Financials	7.3%
Communication Services	1.2%
Other Industry sectors	1.8%
Other Assets and Liabilities (Net)	0.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Novo Nordisk A/S	7.2%
Hermes International SCA	5.9%
Cie Financiere Richemont SA	5.2%
Christian Dior SE	5.0%
Keyence Corp.	4.8%
Investor AB	3.7%
AstraZeneca plc	3.7%
L'Oreal SA	3.5%
SMC Corp.	2.8%
Nestlé SA	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
C000002882
Shareholder Report [Line Items]
Fund Name	The Gabelli International Growth Fund, Inc.
Class Name	Class A
Trading Symbol	GAIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli International Growth Fund, Inc. (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Growth Fund, Inc. - Class A	$136	2.72%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	2.72%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli International Growth Fund underperformed its broad-based benchmark, MSCI AC World Index and its comparatives, the MSCI EAFE Index and the Lipper International Multi-Cap Growth Fund Classification. During the period, the Fund saw mixed gains in international markets. An overhanging headwind is the high level of public debt held by most central banks, as well as current geopolitical risks. On the positive side, disinflation continues across markets, with rate cuts occurring in some countries and interest rate volatility beginning to normalize.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli International Growth Fund, Inc. - Class A	MSCI ACWI Index	MSCI EAFE Index	Lipper International Multi-Cap Growth Fund Classification
6/14	10,000	10,000	10,000	10,000
6/15	9,175	10,071	9,618	9,685
6/16	8,991	9,695	8,683	8,894
6/17	10,092	11,516	10,492	10,535
6/18	11,025	12,752	11,265	11,437
6/19	11,503	13,484	11,445	11,515
6/20	11,951	13,768	10,904	11,505
6/21	15,039	19,175	14,494	15,466
6/22	11,197	16,155	11,982	11,575
6/23	13,502	18,825	14,307	13,412
6/24	13,429	22,474	16,037	14,604

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli International Growth Fund, Inc. - Class A	(4.76)%	(6.26)%	1.93%	2.38%
MSCI ACWI Index	11.30%	19.38%	10.76%	8.43%
MSCI EAFE Index	5.75%	12.09%	6.98%	4.84%
Lipper International Multi-Cap Growth Fund Classification	4.98%	8.89%	4.87%	3.86%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 19,019,385
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ (41,121)
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$19,019,385 Number of Portfolio Holdings48 Portfolio Turnover Rate2% Management Fees$(41,121)
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Consumer Discretionary	22.2%
Health Care	20.2%
Consumer Staples	14.0%
Materials	11.6%
Industrials	11.0%
Information Technology	10.2%
Financials	7.3%
Communication Services	1.2%
Other Industry sectors	1.8%
Other Assets and Liabilities (Net)	0.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Novo Nordisk A/S	7.2%
Hermes International SCA	5.9%
Cie Financiere Richemont SA	5.2%
Christian Dior SE	5.0%
Keyence Corp.	4.8%
Investor AB	3.7%
AstraZeneca plc	3.7%
L'Oreal SA	3.5%
SMC Corp.	2.8%
Nestlé SA	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com